Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities:
Net loss	$ (7,993,166)	$ (6,245,796)	$ (8,333,976)	$ (7,060,201)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	702,487
Depreciation on leased assets	94,171
Non-cash (loss) gain on foreign currency translation, net	8,936	3,094	(3,987)	(271,225)
Loss on investment in affiliate				135,692
Contingent beneficial conversion feature on convertible notes				905,948
Provision for inventory write-off	186,834
Goodwill impairment	4,096,490
Share-based compensation	260,000
Non-cash research and development charge		2,600,000	2,600,000
Non cash refund of R&D expenditure claims	(125,128)	(177,035)	(50,958)
Fair value gain on revaluation of convertible notes	(1,455,078)
Fair value gain on revaluation of holdback Series C Preferred Stock	(607,800)
Non-cash other operating activities		(121,254)	(8,179)	(66,055)
Changes in operating assets and liabilities:
Grant receivable	(296,049)		1,828,891
Inventories	(74,866)
Grant receivable/deferred grant income	(213,543)	1,828,891
Research and development tax incentive receivable	(225,408)	843,857	672,407	(1,025,455)
Other current assets	(187,273)	146,854	(333,743)	(2,459,955)
Other non-current assets				(504,000)
Accounts and other payables	(937,960)	(514,896)	255,978	782,974
Accounts payable - related party		(13,323)	(13,323)	(1,755,970)
Other long-term liabilities	(25,687)	14,779	28,856	21,770
Net cash used in operating activities	(6,793,040)	(1,634,829)	(3,358,034)	(11,296,477)
Cash flows from investing activities:
Cash acquired from business acquisition	174,481
Issuance of note receivable			(500,000)
Cash payment for business acquisition	(181,750)
Amount invested on construction in progress	(505,123)	(177,208)	(380,221)
Net cash used in investing activities	(512,392)	(177,208)	(880,221)
Cash flows from financing activities:
Proceeds from issuance of warrants				3,812
Proceeds from warrant holders for common shares				508,300
Proceeds from issuance of common stock and warrants	2,554,463
Proceeds from issuance of preferred stock	220,578			3,294,745
Proceeds from initial public offering				21,600,013
Payment of equity issuance costs	(464,727)			(2,003,952)
Payment of equity issuance costs relating to acquisition of IFP	(806,397)
Payment of tax withholding for employee stock awards	(14,407)
Payment of finance lease liabilities	(100,297)
Net cash provided by financing activities	1,389,213			23,402,918
Effect of foreign exchange rates on cash and cash equivalents	(41,538)	(5,559)	(97,129)	39,971
(Decrease) increase in cash and cash equivalents	(5,957,757)	(1,817,596)	(4,335,384)	12,146,412
Cash and cash equivalents, beginning of period	8,238,301	12,573,685	12,573,685	427,273
Cash and cash equivalents, end of period	2,280,544	10,756,089	8,238,301	12,573,685
Non-cash investing and financing activities
Reclassification of deferred charges to additional paid in capital upon completion of initial public offering				1,863,613
Conversion of notes to common shares at initial public offering				5,133,706
Cancellation of common stock in exchange for preferred shares				30,000
Shares issued for business acquisition	5,530,667
Note receivable settled for business acquisition	504,938
Deferred consideration payable for business acquisition	399,250
Equity issuance costs in accounts payable and accrued expenses	54,187
Conversion of preferred shares into common shares		$ 13,000	13,000	45,102
Supplemental disclosure of cash flow information:
Cash paid for interest				$ 185,301